Intangible Asset	6 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET

6. INTANGIBLE ASSET

As of December 31, 2021 and June 30, 2021, intangible asset consisted of the following:

	As of December 31,	As of June 30,
	2021	2021
Production copyright	$2,234,441	$2,204,928
Less: accumulated amortization	(688,953)	(569,607)
	$1,545,488	$1,635,321

The production copyright was purchased from a third-party production provider in November 2018 for a total cash consideration of approximately $2,086,819, and entitled “Move it.” The content of the production copyright includes but is not limited to music content, stage design, and screen design. The Company has exclusive reproduction rights, distribution rights, rental rights, and other rights in China (including mainland China, Hong Kong, Macau, and Taiwan). The Company acquired only the production copyright from the seller, not the operation or equity interest of the seller. Thus, the Company determined that the acquisition constituted an acquisition of assets for financial statement purposes, rather than an acquisition of a business.

For six months ended December 31, 2021 and six months ended December 31, 2020, amortization expense amounted to $110,362 and $103,120, respectively.

The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2021:

2022	$111,722
2023	223,444
2024	223,444
2025	223,444
2026	223,444
Thereafter	539,990
Total	$1,545,488